General Information (Tables)	12 Months Ended
Dec. 31, 2025
General information about financial statements [Abstract]
Schedule of fair value of shares issued and noncash share listing expense	The fair value of shares issued was estimated based on a market price of $9.38 per share as of 15 June 2022.

	Shares	(in 000s)
OACB Shareholders
Class A Shareholders	976,505
Class B Shareholders	5,000,000
OACB Earn Out Shares	1,250,000
Total Alvotech Shares issued to OACB shareholders	7,226,505
Fair value of Shares issued to OACB as of 15 June 2022		$56,060
Fair value of OACB Earn Out Shares issued to OACB as of 15 June 2022		9,100
Estimated fair market value		65,160
Adjusted net liabilities of OACB as of 15 June 2022		(18,251)
Difference – being the share listing expense		83,411

Schedule of purchase consideration for this acquisition on their relative fair values
The fair values of identifiable assets acquired and liabilities assumed at the acquisition date are presented below:

Value at acquisition date	CHF 000s	USD 000s
Real estate	25,278	31,654
Equipment	3,951	4,948
Right‑of‑use assets	845	1,058
Inventory	2,197	2,751
Trade receivables	4,835	6,055
Other current receivables	639	800
Cash and Cash equivalents	3,651	4,572
Trade payables	(1,934)	(2,422)
Other current liabilities	(2,588)	(3,241)
Debt	(10,799)	(13,523)
Lease liabilities	(473)	(592)
Deferred tax liability	(4,390)	(5,497)
Net assets acquired	21,212	26,563
Purchase price	(14,860)	(18,608)
Effects resulting from business combination	6,352	7,977

Schedule of disclosure of subsidiaries
1.4 Information about subsidiaries and joint ventures

Entity name	Principal activity	Issued and paid capital (presented in whole shares)	Place of establishment	Proportion of ownership and voting power held by Alvotech
				2025	2024
Alvotech hf.	Biopharm.	4,356,613	Iceland	100.00%	100.00%
Fasteignafélagið Sæmundur hf.	Real estate	6,068,029	Iceland	100.00%	100.00%
Alvotech Manco ehf.	Group Serv.	215,390	Iceland	100.00%	100.00%
Alvotech Swiss AG	Biopharm.	153,930	Switzerland	100.00%	100.00%
GlycoThera Holding S.à.r.l.	Holding Co	15,000	Luxembourg	100.00%	100.00%
Glycothera Analytics GmbH (formerly Alvotech Hannover GmbH)	Biopharm.	29,983	Germany	100.00%	100.00%
Glycothera Development GmbH (formerly Alvotech Germany GmbH)	Biopharm.	31,182	Germany	100.00%	100.00%
Alvotech Biosciences India Pvt Limited	Biopharm.	96,113	India	100.00%	100.00%
Alvotech USA Inc	Group Serv.	10	USA	100.00%	100.00%
Alvotech UK Limited	Group Serv.	135	UK	100.00%	100.00%
Alvotech Malta Limited	Group Serv.	13,533	Malta	100.00%	100.00%
Alvotech Spain, S.L.	Inactive	3,114	Spain	100.00%	100.00%
Alvotech Jülich GmbH	Biopharm.	29,400	Germany	100.00%	100.00%
Alvotech Sweden AB	Group Serv.	2,719	Sweden	100.00%	—%
ILS Holding AG	Holding Co	1,239,092	Switzerland	100.00%	—%
Ivers-Lee AG	Assembling / Packaging	632,190	Switzerland	100.00%	—%
IL-CSM Swiss GmbH	Inactive	25,288	Switzerland	100.00%	—%
IL-CSM Clinical Supplies Management GmbH	Biopharm.	192,861	Germany	100.00%	—%

Schedule of Purchase Consideration	The purchase consideration for this acquisition was allocated based on their relative fair values as follows:

In-process research and development	28,204
Property, plant and equipment	2,364
Right-of-use assets	5,870
Other assets	1,144
Lease liabilities	(5,870)
Other liabilities	(3,266)
Net assets acquired	28,445